Consolidated Statement of Cash Flow - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
OPERATING ACTIVITIES
Earnings from continuing operations	$ 2,646	$ 1,391
Adjustments for:
Depreciation	116	140
Share of post-tax (earnings) losses in equity method investments	(1,075)	432
Net gains on disposals of businesses and investments	(336)	(217)
Deferred tax	(388)	(80)
Other	298	(276)
Changes in working capital and other items	457	8
Operating cash flows from continuing operations	2,327	1,982
Operating cash flows from discontinued operations	14	(67)
Net cash provided by operating activities	2,341	1,915
INVESTING ACTIVITIES
Acquisitions, net of cash acquired	(1,216)	(191)
Proceeds from disposals of businesses and investments	418	216
Proceeds from sales of LSEG shares	5,424	43
Capital expenditures	(544)	(595)
Other investing activities	137	88
Taxes paid on sales of LSEG shares and disposals of businesses	(705)	(7)
Investing cash flows from continuing operations	3,514	(446)
Investing cash flows from discontinued operations	(1)	(16)
Net cash provided by (used in) investing activities	3,513	(462)
FINANCING ACTIVITIES
Repayments of debt	(600)	0
Net (repayments) borrowings under short-term loan facilities	(956)	1,042
Payments of lease principal	(58)	(65)
Payments for return of capital on common shares	(2,045)	0
Repurchases of common shares	(1,079)	(1,282)
Other financing activities	4	(14)
Net cash used in financing activities	(5,626)	(1,156)
Translation adjustments	1	(6)
Increase in cash and cash equivalents	229	291
Cash and cash equivalents at beginning of period	1,069	778
Cash and cash equivalents at end of period	1,298	1,069
Supplemental cash flow information is provided in note 28.
Interest paid, net of debt-related hedges	(201)	(168)
Interest received	81	8
Income taxes paid	(869)	(216)
Preference shares [member]
FINANCING ACTIVITIES
Dividends paid	(5)	(3)
Common shares [member]
FINANCING ACTIVITIES
Dividends paid	(887)	(834)
Computer software [member]
Adjustments for:
Amortization expense	512	485
Other identifiable intangible assets [member]
Adjustments for:
Amortization expense	$ 97	$ 99